Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total revenues		$ 358		$ 3,539	$ 4,480	$ 355,212
Cost of revenues
Power and mining expenses					(160)	(263,869)
Gross profit					4,320	91,343
Operating expenses (income):
General and administrative	234,129	215,022	489,792	394,408	1,564,851	1,309,014
Marketing	1,485	80	2,970	140	9,242	10,693
Revaluation of digital currencies						(8,665)
Impairment loss on fixed assets						236,585
Total operating expenses	235,614	215,102	492,762	394,548	1,574,093	1,547,627
Net loss from operations	(235,614)	(214,744)	(492,762)	(391,009)	(1,569,773)	(1,456,284)
Other (expenses) income:
Impairment loss related to investment						(2,250,000)
Fair value adjustments for warrant liabilities		1,485,813		(31,687,073)	(39,222,099)	(25,266,593)
Fair value adjustments for convertible notes				(16,849,071)	(16,849,071)	2,096,700
Fair value adjustments for derivative liability shortfall of shares						(14,915,419)
Interest expenses						(7,420)
Realized gain on sale of digital currencies	18,926		111,139		299,092
Loss on issuance of Units						(250,000)
Gain on extinguishment of debt		(6,870)		15,866,197	15,918,867	837,369
Gain on settlement of derivative liability		2,136,971		2,136,971
Loss from lease termination				(177,389)	(100,696)
Liquidated damages				(693,000)	(693,000)	(3,102,750)
Other income					39,643	49,121
Total other income (expense)	18,926	806,417	111,139	(34,212,862)	(43,894,796)	(42,808,992)
Net (loss) income	$ (216,688)	$ 591,673	$ (381,623)	$ (34,603,871)	$ (45,464,569)	$ (44,265,276)
Net loss per share, basic and diluted
Basic and Diluted	$ (0.00)	$ 0.01	$ (0.00)	$ (0.80)	$ (0.37)	$ (4.89)
Weighted average number of shares outstanding, basic and diluted
Basic and Diluted	371,326,525	66,171,066	369,781,431	43,079,285	123,548,858	9,058,785
Series C Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock		$ (2,809,497)		$ (2,809,497)	$ (2,809,497)
Series C-1 Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock					(478,035)
E-commerce [Member]
Revenues
Total revenues		$ 358		$ 3,539	4,480	1,640
Transaction Verification Services [Member]
Revenues
Total revenues						325,627
Hosting [Member]
Revenues
Total revenues						$ 27,945